February 26, 2010

William L. Hughes	Email whughes@fenwick.com Direct Dial (415) 875-2479
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549
VIA EDGAR

Re:	Green Dot Corporation
Ladies and Gentlemen:
     Attached please find the Registration Statement on Form S-1 of Green Dot Corporation (the “Registrant”). Please note that the Registrant engaged in discussions with the Office of Chief Accountant in December 2009 and January 2010 regarding certain accounting matters. Please contact me or, in my absence, Laird Simons (650/335-7233), if you have any questions about this filing.

Sincerely yours,
/s/ William L. Hughes

William L. Hughes

Enclosures

cc:	John C. Ricci, Esq. (w/o encls.) Laird H. Simons III, Esq. (w/o encls.) William V. Fogg, Esq. (w/o encls.) Daniel A. O’Shea, Esq. (w/o encls.)